Leases	6 Months Ended
Sep. 30, 2014
Leases
Leases

8. Leases:

Lessor

Nomura leases office buildings and aircraft in Japan and overseas. These leases are classified as operating leases and the related assets are stated at cost, net of accumulated depreciation, except for land, which is stated at cost in the consolidated balance sheets and reported within Other assets—Office buildings, land, equipment and facilities.

The following table presents the types of assets which Nomura leases under operating leases:

	Millions of yen
	March 31, 2014			September 30, 2014
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,447	¥(1,334)	¥2,113	¥3,448	¥(1,388)	¥2,060
Aircraft	8,269	(954)	7,315	15,917	(1,234)	14,683

Total	¥11,716	¥(2,288)	¥9,428	¥19,365	¥(2,622)	¥16,743

(1)	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.

Nomura recognized rental income of ¥999 million and ¥805 million for the six and three months ended September 30, 2013, respectively, and ¥558 million and ¥167 million for the six and three months ended September 30, 2014, respectively. These are included in the consolidated statements of income within Revenue—Other.

The future minimum lease payments to be received on non-cancellable operating leases as of September 30, 2014 were ¥14,871 million and these future minimum payments to be received are scheduled as below:

	Millions of yen
		Years of receipt
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Future minimum lease payments to be received	¥14,871	¥1,811	¥1,784	¥1,614	¥1,438	¥1,117	¥7,107

Lessee

Nomura leases its office space, certain employees’ residential facilities and other facilities in Japan and overseas primarily under cancelable operating lease agreements which are customarily renewed upon expiration. Nomura also leases certain equipment and facilities under non-cancelable operating leases. Rental expenses, net of sublease rental income, for the six and three months ended September 30, 2013 were ¥23,576 million and ¥11,642 million, respectively, and for the six and three months ended September 30, 2014 were ¥23,434 million and ¥11,603 million, respectively.

The following table presents future minimum lease payments under non-cancelable operating leases having initial or remaining terms in excess of one year as of September 30, 2014:

Millions of yen
September 30, 2014
Total future minimum lease payments	¥159,714
Less: Sublease rental income	(8,114)

Net future minimum lease payments	¥151,600

The future minimum lease payments above are scheduled as below as of September 30, 2014:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Future minimum lease payments	¥159,714	¥18,024	¥15,863	¥14,060	¥12,808	¥11,806	¥87,153

Nomura leases certain equipment and facilities in Japan and overseas under capital lease agreements. If the lease is classified as a capital lease, Nomura recognizes it at the lower of the fair value or present value of minimum lease payments, which is reported within Other assets—Office buildings, land, equipment and facilities in the consolidated balance sheets. The amount of capital lease assets as of March 31, 2014 and September 30, 2014 were ¥33,294 million and ¥34,443 million, respectively, and accumulated depreciations on such capital lease assets as of March 31, 2014 and September 30, 2014 were ¥4,579 million and ¥5,400 million, respectively.

The following table presents future minimum lease payments under capital leases as of September 30, 2014:

Millions of yen
September 30, 2014
Total future minimum lease payments	¥67,193
Less: Amount representing interest	(36,306)

Present value of net future minimum lease payments	¥30,887

The future minimum lease payments above are scheduled as below as of September 30, 2014:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Future minimum lease payments	¥67,193	¥1,795	¥4,429	¥4,417	¥4,239	¥4,276	¥48,037

Certain leases contain renewal options or escalation clauses providing for increased rental payments based upon maintenance, utilities and tax increases.